Deferred tax (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Analysis of Deferred Tax Balances for Financial Reporting Purposes
The following is the analysis of the deferred tax balances for financial reporting purposes:

	Gross 2023	Offset of balances arising from a single transaction[1] 2023	Gross balances before offset within countries 2023	Offset within countries 2023	As reported 2023
	£m	£m	£m	£m	£m
Deferred tax assets	684.9	(94.0)	590.9	(266.5)	324.4
Deferred tax liabilities	(539.0)	94.0	(445.0)	266.5	(178.5)
	145.9	—	145.9	—	145.9

	Gross 2022	Offset of balances arising from a single transaction[1] 2022	Gross balances before offset within countries 2022	Offset within countries 2022	As reported 2022
	£m	£m	£m	£m	£m
Deferred tax assets	734.2	(145.4)	588.8	(266.7)	322.1
Deferred tax liabilities	(762.9)	145.4	(617.5)	266.7	(350.8)
	(28.7)	—	(28.7)	—	(28.7)
Note
[1]The Group has applied Deferred tax related to Assets and Liabilities arising from a Single Transaction (Amendments to IAS 12). Transactions which give rise to the recognition of an asset and a liability on the Group’s balance sheet, including leases for which the Group recognises a right-of-use asset and a lease liability, lead to taxable and deductible temporary differences in certain jurisdictions. The resulting deferred tax assets and deferred tax liabilities arising from these temporary differences have been offset and reported net on the Group’s balance sheet.

Movements of Major Gross Deferred Tax Assets
The following are the major gross deferred tax assets before offset within countries recognised by the Group and movements thereon in 2023 and 2022:

	Deferred compensation	Accounting provisions and accruals	Retirement benefit obligations	Plant and equipment	Property	Tax losses and credits	Share- based payments	Restructuring provisions	Other temporary differences	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
1 January 2022	108.5	106.2	53.4	15.0	53.0	110.5	43.5	61.1	13.8	565.0
Acquisition of subsidiaries	—	—	—	—	—	—	—	—	1.1	1.1
(Charge)/credit to income	(38.7)	3.3	(2.9)	(1.0)	(9.0)	5.0	1.3	21.2	(14.2)	(35.0)
Charge to other comprehensive income	—	—	(7.0)	—	—	—	—	—	—	(7.0)
Charge to equity	—	—	—	—	—	—	(15.5)	—	—	(15.5)
Exchange differences and other movements	4.5	10.6	4.5	33.9	9.7	7.0	3.0	2.3	4.7	80.2
31 December 2022	74.3	120.1	48.0	47.9	53.7	122.5	32.3	84.6	5.4	588.8
Acquisition of subsidiaries	—	—	—	—	—	—	—	—	—	—
(Charge)/credit to income	(6.0)	13.8	2.8	(11.8)	(5.7)	(11.5)	3.7	38.7	1.8	25.8
Credit to other comprehensive income	—	—	1.5	—	—	—	—	—	—	1.5
Charge to equity	—	—	—	—	—	—	(0.3)	—	—	(0.3)
Exchange differences and other movements	(3.2)	(2.2)	(2.6)	(0.3)	8.4	(6.8)	(0.7)	(15.7)	(1.8)	(24.9)
31 December 2023	65.1	131.7	49.7	35.8	56.4	104.2	35.0	107.6	5.4	590.9

Movements of Gross Deferred Tax Liabilities
In addition the Group has recognised the following gross deferred tax liabilities before offset within countries and movements thereon in 2023 and 2022:

	Brands and other intangibles	Associate earnings	Goodwill	Plant and equipment	Other temporary differences	Total
	£m	£m	£m	£m	£m	£m
1 January 2022	325.1	36.8	133.2	—	40.9	536.0
Acquisition of subsidiaries	15.1	—	—	—	—	15.1
(Credit)/charge to income	(12.4)	(3.5)	19.7	(14.2)	(10.5)	(20.9)
Charge to other comprehensive income	—	—	—	—	0.4	0.4
Exchange differences and other movements	24.8	3.2	20.5	37.2	1.2	86.9
31 December 2022	352.6	36.5	173.4	23.0	32.0	617.5
Acquisition of subsidiaries	35.0	—	—	—	—	35.0
(Credit)/charge to income	(173.7)	(15.6)	18.4	0.3	(1.7)	(172.3)
Credit to other comprehensive income	—	—	—	—	(0.2)	(0.2)
Exchange differences and other movements	(21.2)	(1.1)	(10.8)	(1.1)	(0.8)	(35.0)
31 December 2023	192.7	19.8	181.0	22.2	29.3	445.0